Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 248,183	$ 250,637
Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 22,303	$ 28,310
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 143,566	$ 192,971
Current [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 15,935	$ 23,146
More Than 30 Days [ Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	5.00%	10.30%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 12,905	$ 3,569
More Than 60 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 645	$ 368
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	28.60%	90.30%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 75,777	$ 30,951
More Than 90 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 21,658	$ 27,942